Average Annual Total Returns (Vanguard Windsor II Fund Participant)	Vanguard Windsor II Fund Vanguard Windsor II Fund - Investor Shares 11/1/2013 - 10/31/2014	Russell 1000 Value Index Vanguard Windsor II Fund Vanguard Windsor II Fund - Investor Shares 11/1/2013 - 10/31/2014	Standard & Poor's 500 Index Vanguard Windsor II Fund Vanguard Windsor II Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.16%	13.45%	13.69%
Five Years	14.01%	15.42%	15.45%
Ten Years	7.20%	7.30%	7.67%